Summary of Warrants Exercise Transactions Explanatory (Details) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants exercised (number of underlying common shares) | shares	1,404,447
Aggregate proceeds to the Company | $	$ 20,087
September 2019 Investor Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercised (number of underlying common shares) | shares	80,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 41.25
Aggregate proceeds to the Company | $	$ 3,300
February 2020 Investor Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercised (number of underlying common shares) | shares	69,565
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 30.00
Aggregate proceeds to the Company | $	$ 2,087
July 2020 Investor Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercised (number of underlying common shares) | shares	841,822
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 11.25
Aggregate proceeds to the Company | $	$ 9,471
July 2020 Placement Agent Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercised (number of underlying common shares) | shares	74,667
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 14.06
Aggregate proceeds to the Company | $	$ 1,050
August 2020 Investor Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercised (number of underlying common shares) | shares	303,595
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 11.75
Aggregate proceeds to the Company | $	$ 3,567
August 2020 Placement Agent Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercised (number of underlying common shares) | shares	34,798
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 17.60
Aggregate proceeds to the Company | $	$ 612